Risk/Return Detail Data - FidelityMunicipalCorePlusBondFund-AMCIZPRO	Mar. 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Salem Street Trust
FidelityMunicipalCorePlusBondFund-AMCIZPRO | Fidelity Municipal Core Plus Bond Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund/Class: Fidelity® Municipal Core Plus Bond Fund/Fidelity Advisor® Municipal Core Plus Bond Fund A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Municipal Core Plus Bond Fund seeks to provide a high current yield exempt from federal income tax. Growth of capital may also be considered.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay other fees, such as brokerage commissions on purchases and sales of certain classes of shares of the fund and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 34 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	May 31, 2025
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from February 16, 2023 to January 31, 2024, the fund's portfolio turnover rate was 25% (annualized) of the average value of its portfolio.
Portfolio Turnover, Rate	25.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 34 of the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax.Investing up to 30% of assets in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).Investing up to 20% of assets in securities that are not municipal securities exempt from federal income tax, including, but not limited to, taxable municipal bonds, U.S. Treasury and Government agency issues, and investment-grade corporate bonds.Managing the fund to have similar overall interest rate risk to the supplemental index.Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.Allocating assets across different market sectors and maturities.Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease. Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell. Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
FidelityMunicipalCorePlusBondFund-AMCIZPRO | Fidelity Municipal Core Plus Bond Fund | Fidelity Advisor Municipal Core Plus Bond Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.39%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.75%	[2]
Total annual operating expenses	1.14%
Fee waiver and/or expense reimbursement	0.83%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.31%
1 year	$ 32
3 years	251
5 years	519
10 years	1,285
1 Year	32
3 Years	251
5 Years	519
10 Years	$ 1,285
FidelityMunicipalCorePlusBondFund-AMCIZPRO | Fidelity Municipal Core Plus Bond Fund | Fidelity Advisor Municipal Core Plus Bond Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.52%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.63%	[2]
Total annual operating expenses	1.15%
Fee waiver and/or expense reimbursement	0.78%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.37%
1 year	$ 38
3 years	261
5 years	531
10 years	1,303
1 Year	38
3 Years	261
5 Years	531
10 Years	$ 1,303
FidelityMunicipalCorePlusBondFund-AMCIZPRO | Fidelity Municipal Core Plus Bond Fund | Fidelity Advisor Municipal Core Plus Bond Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[4]
Management fee	0.52%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.63%	[2]
Total annual operating expenses	1.40%
Fee waiver and/or expense reimbursement	0.78%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.62%
1 year	$ 461
3 years	726
5 years	1,038
10 years	1,925
1 Year	461
3 Years	726
5 Years	1,038
10 Years	$ 1,925
FidelityMunicipalCorePlusBondFund-AMCIZPRO | Fidelity Municipal Core Plus Bond Fund | Fidelity Advisor Municipal Core Plus Bond Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[4]
Management fee	0.51%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.63%	[2]
Total annual operating expenses	1.39%
Fee waiver and/or expense reimbursement	0.77%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.62%
1 year	$ 461
3 years	724
5 years	1,035
10 years	1,915
1 Year	461
3 Years	724
5 Years	1,035
10 Years	$ 1,915
FidelityMunicipalCorePlusBondFund-AMCIZPRO | Fidelity Municipal Core Plus Bond Fund | Fidelity Advisor Municipal Core Plus Bond Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[5]
Management fee	0.52%	[1],[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.63%	[2]
Total annual operating expenses	2.15%
Fee waiver and/or expense reimbursement	0.78%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.37%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 239
3 years	571
5 years	1,058
10 years	2,204
1 Year	139
3 Years	571
5 Years	1,058
10 Years	$ 2,204

[1]	AThe management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19%, 0.21%, 0.21%, 0.21%, and 0.08% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements.
[2]	BAdjusted to reflect current fees.
[3]	CFidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets, exceed 0.62%, 0.62%, 1.37%, 0.37%, and 0.31% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through May 31, 2025. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.
[4]	AClass A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% and 0.25%, respectively.
[5]	BOn Class C shares redeemed less than one year after purchase.